Borrowings And Debentures - Details Of Borrowings (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total	₩ 28,429,603	₩ 24,755,459	$ 22,559,596
Fair value hedges [member] | Foreign currency borrowing [Member]
Disclosure of detailed information about borrowings [line items]
Foreign currency borrowings subject to fair value hedges		35,694
Present value discount
Disclosure of detailed information about borrowings [line items]
Notional Amount	(76,122)	(49,692)
Borrowings in local currency
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 14,624,008	₩ 15,183,026
Borrowings from government funds | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%	0.00%
Borrowings from government funds | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%	2.40%	3.50%
Borrowings from government funds | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 2,021,049	₩ 2,053,611
Lenders	Small Enterprise and Market Service and others	Small Enterprise and Market Service and others
Borrowings from The BOK
Disclosure of detailed information about borrowings [line items]
Interest rate		0.30%
Borrowings from The BOK | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.30%		0.30%
Borrowings from The BOK | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.80%		1.80%
Borrowings from The BOK | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 3,040,877	₩ 3,144,897
Lenders	The BOK	The BOK
Others | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%	0.00%
Others | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	6.70%	3.10%	6.70%
Others | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 9,562,082	₩ 9,984,518
Lenders	The Korea Development Bank and others	The Korea Development Bank and others
Borrowings in foreign currencies
Disclosure of detailed information about borrowings [line items]
Lenders	The Export-Import Bank of Korea and others	JPMorgan Chase & Co. and others
Borrowings in foreign currencies | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	(0.10%)	(0.50%)	(0.10%)
Borrowings in foreign currencies | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	10.60%	7.30%	10.60%
Borrowings in foreign currencies | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 11,161,294	₩ 8,545,077
Call money | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.60%	(0.50%)	1.60%
Call money | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%	2.60%	5.50%
Call money | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 400,071	₩ 317,961
Lenders	Bank and others	Bank and others
Bills sold | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%	0.00%
Bills sold | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	2.40%	1.30%	2.40%
Bills sold | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 7,308	₩ 9,111
Lenders	Others	Others
Bonds sold under repurchase agreements | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.20%	(0.50%)	0.20%
Bonds sold under repurchase agreements | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	6.40%	10.60%	6.40%
Bonds sold under repurchase agreements | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 2,313,044	₩ 749,976
Lenders	Other financial institutions	Other financial institutions